Exploration and Evaluation Assets - Schedule of Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 168,684
Exploration and evaluation expense	(8,896)	$ (30,239)
Exploration and evaluation assets, end of year	90,919	168,684
Impairment loss (reversal of impairment loss)	833,700	(245,200)
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment loss (reversal of impairment loss)		(22,500)
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	168,684	172,824
Capital expenditures	0	6,359
Property acquisitions	18,486	301
Divestitures	(2,965)	(498)
Property swaps	1,000	385
Impairment reversal	0	22,503
Exploration and evaluation expense	(8,896)	(30,239)
Transfers to oil and gas properties	(83,530)	(8,496)
Foreign currency translation	(1,860)	5,545
Exploration and evaluation assets, end of year	$ 90,919	$ 168,684